Consolidated Statements of Changes In Shareholders' Deficit - USD ($)		Total	STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Parent Net Investment [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Accumulated Other Comprehensive Income (Loss) [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Non-controlling Interests (a) [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]		Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance, Amount at Mar. 31, 2020			$ (465,900,000)	$ (467,900,000)			$ (242,000,000)	$ (225,900,000)	$ 2,000,000	[1]
Net transfers to/from parent			174,200,000	174,200,000			174,200,000
Noncontrolling interests			(600,000)						(600,000)	[1]
Redeemable noncontrolling interests adjustment to redemption value			(47,100,000)	(47,100,000)			(47,100,000)
Other comprehensive income (loss)			123,500,000	123,500,000				123,500,000
Net income			(19,600,000)	(19,600,000)			(19,600,000)		200,000	[1]
Ending balance, Amount at Mar. 31, 2021			(235,300,000)	(236,900,000)			(134,500,000)	(102,400,000)	1,600,000	[1]
Net transfers to/from parent			(49,500,000)	(49,500,000)			(49,500,000)
Noncontrolling interests			(300,000)						(300,000)	[1]
Redeemable noncontrolling interests adjustment to redemption value			(98,600,000)	(98,600,000)			(98,600,000)
Other comprehensive income (loss)			112,600,000	112,600,000				112,600,000
Net income			11,100,000	11,100,000			11,100,000		500,000	[1]
Ending balance, Amount at Mar. 31, 2022			(261,300,000)
Ending balance, Amount at Mar. 31, 2022			(259,500,000)	(261,300,000)			(271,500,000)	10,200,000	1,800,000	[1],[2]
Beginning balance, Shares at Nov. 02, 2021												0		0
Beginning balance, Amount at Nov. 02, 2021		$ 0			$ 0	$ 0						$ 0		$ 0
Stock issued during period Value	[3]	25,000			22,844									$ 2,156
Stock issued during period shares	[3]													21,562,500
Net income		(5,000)				(5,000)							$ (5,000)
Ending balance, Shares at Dec. 31, 2021												0		21,562,500
Ending balance, Amount at Dec. 31, 2021		20,000			22,844	(5,000)						$ 0		$ 2,156
Forfeiture of Class B shares, Shares	[4]													(2,812,500)
Forfeiture of Class B shares, Amount	[4]				281									$ (281)
Cash received in excess of fair value of private warrants		117,334			117,334
Fair value of public warrants at issuance		36,750,000			36,750,000
Accretion of Class A ordinary shares subject to possible redemption		(85,722,976)			(36,890,459)	(48,832,517)
Net income		22,511,785				22,511,785					$ 17,918,827		4,592,958
Ending balance, Shares at Dec. 31, 2022												0		18,750,000
Ending balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)						$ 0		$ 1,875
Ending balance, Amount at Dec. 31, 2022			(744,300,000)	(745,500,000)			(863,500,000)	118,000,000	1,200,000	[2]
Beginning balance, Amount at Mar. 31, 2022			(261,300,000)
Beginning balance, Amount at Mar. 31, 2022			(259,500,000)	(261,300,000)			(271,500,000)	10,200,000	1,800,000	[1],[2]
Net transfers to/from parent			(577,900,000)	(577,900,000)			(577,900,000)
Noncontrolling interests			(700,000)						(700,000)	[2]
Redeemable noncontrolling interests adjustment to redemption value			(34,800,000)	(34,800,000)			(34,800,000)
Other comprehensive income (loss)			107,800,000	107,800,000				107,800,000
Net income			20,700,000	20,700,000			20,700,000		100,000	[2]
Ending balance, Shares at Dec. 31, 2022												0		18,750,000
Ending balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)						$ 0		$ 1,875
Ending balance, Amount at Dec. 31, 2022			(744,300,000)	(745,500,000)			(863,500,000)	118,000,000	1,200,000	[2]
Beginning balance, Amount at Mar. 31, 2022			(261,300,000)
Beginning balance, Amount at Mar. 31, 2022			(259,500,000)	(261,300,000)			(271,500,000)	10,200,000	1,800,000	[1],[2]
Net transfers to/from parent			(550,400,000)	(550,400,000)			(550,400,000)
Noncontrolling interests			(900,000)						(900,000)	[1]
Redeemable noncontrolling interests adjustment to redemption value			(59,700,000)	(59,700,000)			(59,700,000)
Other comprehensive income (loss)			91,300,000	91,300,000				91,300,000
Net income			(300,000)	(300,000)			(300,000)		600,000	[1]
Ending balance, Shares at Mar. 31, 2023												0		18,750,000
Ending balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)						$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2023			(778,900,000)	(780,400,000)			(881,900,000)	101,500,000	1,500,000	[1],[2]
Beginning balance, Shares at Dec. 31, 2022												0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)						$ 0		$ 1,875
Beginning balance, Amount at Dec. 31, 2022			(744,300,000)	(745,500,000)			(863,500,000)	118,000,000	1,200,000	[2]
Accretion of Class A ordinary shares subject to possible redemption		(8,079,826)			0	(8,079,826)
Net income		8,008,646				8,008,646					6,406,917		1,601,729
Ending balance, Shares at Mar. 31, 2023												0		18,750,000
Ending balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)						$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2023			(778,900,000)	(780,400,000)			(881,900,000)	101,500,000	1,500,000	[1],[2]
Beginning balance, Shares at Dec. 31, 2022												0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)						$ 0		$ 1,875
Beginning balance, Amount at Dec. 31, 2022			(744,300,000)	(745,500,000)			(863,500,000)	118,000,000	1,200,000	[2]
Accretion of Class A ordinary shares subject to possible redemption		(37,787,324)				(37,787,324)
Net income		16,700,633				16,700,633					13,360,506		3,340,127
Ending balance, Shares at Dec. 31, 2023												0		18,750,000
Ending balance, Amount at Dec. 31, 2023		(47,410,548)	(993,300,000)		0	(47,412,423)						$ 0		$ 1,875
Ending balance, Amount at Dec. 31, 2023			(991,500,000)	(993,300,000)			(1,090,500,000)	97,200,000	1,800,000	[2]
Beginning balance, Shares at Mar. 31, 2023												0		18,750,000
Beginning balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)						$ 0		$ 1,875
Beginning balance, Amount at Mar. 31, 2023			(778,900,000)	(780,400,000)			(881,900,000)	101,500,000	1,500,000	[1],[2]
Net transfers to/from parent			(90,600,000)	(90,600,000)			(90,600,000)
Noncontrolling interests			(800,000)						(800,000)	[2]
Redeemable noncontrolling interests adjustment to redemption value			(71,500,000)	(71,500,000)			(71,500,000)
Other comprehensive income (loss)			(4,300,000)	(4,300,000)				(4,300,000)
Net income			(46,500,000)	(46,500,000)			(46,500,000)		1,100,000	[2]
Ending balance, Shares at Dec. 31, 2023												0		18,750,000
Ending balance, Amount at Dec. 31, 2023		(47,410,548)	(993,300,000)		0	(47,412,423)						$ 0		$ 1,875
Ending balance, Amount at Dec. 31, 2023			$ (991,500,000)	$ (993,300,000)			$ (1,090,500,000)	$ 97,200,000	$ 1,800,000	[2]
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption		17,325,000				17,325,000
Accretion of Class A ordinary shares subject to possible redemption		(9,478,547)				(9,478,547)
Net income		5,162,251				5,162,251					$ 4,129,801		$ 1,032,450
Ending balance, Shares at Mar. 31, 2024												0		18,750,000
Ending balance, Amount at Mar. 31, 2024		$ (34,401,844)			$ 0	$ (34,403,719)						$ 0		$ 1,875

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 9).
[3]	Reflects the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 (Note 5).
[4]	Reflects the surrender of 2,812,500 of Class B ordinary shares for no consideration on February 19, 2022 (Note 5).